Call Money And Funds Purchased (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Call Loans And Funds Sold And Call Money And Funds Purchased [Line Items]
Outstanding at end of fiscal year, Amount	¥ 4,010,582	¥ 2,796,221
Outstanding at end of fiscal year, Principal range of maturities	1 day to 30 days	1 day to 30 days
Outstanding at end of fiscal year, Weighted average interest rate	0.18%	0.28%